CONTINGENCIES	12 Months Ended
Dec. 31, 2021
CONTINGENCIES
CONTINGENCIES

17.CONTINGENCIES

In the normal course of business, the Company is subject to loss contingencies, such as certain legal proceedings, claims and disputes. The Company records a liability for such loss contingencies when the likelihood of an unfavorable outcome is probable and the amount of loss can be reasonably estimated.

On April 16, 2019, Ms. Chen Chen filed a lawsuit in a court in Beijing against Beijing Baosheng, with Baosheng Hong Kong named as third party in the complaint, requesting to be recognized as a 5% equity interest holder in Beijing Baosheng pursuant to an equity ownership agreement Ms. Chen Chen previously entered into with Beijing Baosheng on March 17, 2016 (the “Equity Ownership Agreement”) (the “Equity Ownership Dispute”). Ms. Chen Chen claimed that she had satisfied the conditions set forth in the Equity Ownership Agreement and was accordingly entitled to the 5% equity interest in Beijing Baosheng. Ms. Chen Chen sought to be recognized as 5% equity interest holder in Beijing Baosheng and receive such equity interest, and to be compensated for litigation related expenses. On June 2, 2020, Ms. Chen Chen voluntarily filed a motion to withdraw this case. On June 16, 2020, the court granted the motion.

In addition, in June 2019, Ms. Chen Chen filed another lawsuit in a court in Beijing against Beijing Baosheng (the “Contractual Dispute”), seeking to terminate the Equity Ownership Agreement compensation in the amount of RMB47.65 million ($6,838,404), representing the fair market value of the 5% equity interest in Beijing Baosheng to which she claimed title, and for any litigation related expenses. On July 30, 2021, the court issued a judgment ruling that the Equity Ownership Agreement was terminated on October 16, 2020 and requiring Beijing Baosheng to compensate Ms. Chen Chen RMB). 10,739,877 (approximately $1,685,321). Both parties have appealed the ruling to an intermediate court. On January 12, 2022, Beijing Baosheng received a final judgment from the intermediate court, upholding the original judgment issued on July 30, 2021. According to the original judgment, Beijing Baosheng is required to pay the plaintiff RMB10,739,877 (approximately $1,685,321) and court expenses of RMB71,421 (approximately $11,207). Through a guarantee letter dated April 2, 2020 (the “Guarantee Letter”), Ms. Wenxiu Zhong, Chairperson of the Board of Directors and CEO, promised to unconditionally, irrevocably and personally bear all the potential economic expenses and losses arising from the Equity Ownership Dispute and the Contract Dispute. On February 8, 2022, the final judgment was enforced by the court with a total of RMB10,917,701 (approximately $1,713,225) being withdrawn from one of the frozen bank accounts of Beijing Baosheng, the bank account at Bank of Hangzhou, which was unfrozen afterwards, and which amount was applied to the satisfaction of such judgment and the payment in full of the related fees and expenses. Accordingly, Beijing Baosheng requested Ms. Wenxiu Zhong to perform her obligations under the Guarantee Letter by reimbursing Beijing Baosheng’s litigation costs, including, but not limited to, the amount of damages imposed by the courts, court expenses, and attorney fees. As of March 7, 2022, as promised by the Guarantee Letter, Ms. Wenxiu Zhong has made the payment in cash of RMB11,053,940 (approximately $1,734,604) to Beijing Baosheng. Such payment made by Ms. Wenxiu Zhong includes the amount paid to Ms. Chen Chen as ordered by the courts plus interest as well as the court expense, attorney fee, and court enforcement fee.

Further, Ms. Chen Chen filed a labor dispute case against Horgos Baosheng, Beijing Branch with the Beijing Shijingshan District Labor Dispute Arbitration Committee (the “Committee”) on the grounds that her previous employment with Horgos Baosheng, Beijing Branch was wrongfully terminated. Ms. Chen Chen sought compensation for her lost pay, lost benefits, and litigation related expenses, and award of punitive damages. The Committee issued a judgment on August 23, 2019, ruling in favor of Ms. Chen Chen and granted her damages in the sum of RMB424,161 (approximately $60,000). Horgos Baosheng, Beijing Branch appealed the case to a court in Beijing in December 2019. On April 23, 2020, the court issued a final judgment that upheld the previous ruling. As a result, the Company will compensate Ms. Chen Chen a total of RMB424,161 (approximately $60,000). As of December 31, 2019, the Company recorded RMB424,161 (approximately $60,873) as a component of accrued expenses and other liabilities related to litigation contingencies, respectively, which has been settled on May 28, 2020.

17.CONTINGENCIES (CONTINUED)

As of December 31, 2021 and 2020, the 100%equity interests in Horgos Baosheng and Kashi Baosheng held by Beijing Baosheng, and the bank accounts of Beijing Baosheng with a total balance of $4,131,313 and $3,695,598, respectively, were frozen by Beijing Haidian Court. As of December 31, 2021, the net assets of Horgos Baosheng and Kashi Baosheng were $27,210,992 and $2,804,996, accounting for 36.7% and 3.8% of the total consolidated net assets, respectively. As of December 31, 2020, the net assets of Horgos Baosheng and Kashi Baosheng were $30,374,610 and $4,724,081, accounting for 72.9% and 11.3% of the total consolidated net assets, respectively. For the year ended December 31, 2021, Horgos Baosheng and Kashi Baosheng generated limited revenues, and incurred net losses of $3,163,618 and $1,919,085, accounting for 46.9% and 28.4% of the total net loss, respectively. For the year ended December 31, 2020, Horgos Baosheng and Kashi Baosheng generated net income of $4,359,495 and $1,550,197, accounting for 62.7% and 22.3% of the total net income, respectively. For the year ended December 31, 2019, Horgos Baosheng and Kashi Baosheng generated net income of $13,287,065 and $223,285, accounting for 118.9% and 2.0% of the total net income, respectively. The frozen bank balance was reclassified as restricted cash as of December 31, 2021 and 2020.

With the final judgement was enforced by the Court on February 8, 2022, as confirmed by Beijing Baosheng’s PRC counsel, Beijing Dacheng Law Offices, LLP, the Freezing Order (including the freezing of Beijing Baosheng’s equity interests in Horgos Baosheng and Kashi Baosheng) will be reversed and all of the impacted assets will be unfrozen, accordingly. As of the date of this annual report, three out of the four Beijing Baosheng’s  frozen accounts have been unfrozen and the unfreezing procedure for the remaining one account is still in progress, which is expected to be completed by the end of July 2022. Additionally, the unfreezing procedure related to Beijing Baosheng’s equity interests in Horgos Baosheng and Kashi Baosheng is still in progress. The Company expects that the impacted equity interests will be unfrozen upon the expiration date in August 2022.